Finance Income and Costs - Summary of Analysis of Finance Income (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Finance Income [Abstract]
Interest income from financial institutions	€ 171	€ 121	€ 191
Other interest income	146	279	188
Total	€ 317	€ 400	€ 379